Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
The following is a reconciliation of income taxes from continuing operations computed at the U.S. federal statutory rate of 35% to income tax expense from continuing operations reported in the Consolidated Statements of Operations (in thousands):

	Successor			Predecessor
	2015	2014	2013	December 31, 2012
(Loss) Income from continuing operations before income taxes	$(297,595)	$741,810	$258,907	$8,284,314

Federal income taxes (35% in 2015, 2014 and 2013)	(104,158)	259,633	90,617	—
State and local income taxes, net of federal tax benefit	3,149	31,535	11,768	—
Domestic production activities deduction	(6,796)	(7,910)	(7,560)	—
Non-deductible reorganization and acquisition costs	1,234	4,268	6,466	—
Non-deductible goodwill	133,350	—	—	—
Income tax settlements and other adjustments, net	(9,288)	(1,801)	(15,878)	—
Tax rate change due to Publishing Spin-off	—	(10,810)	—	—
Excess capital losses	—	—	6,944	—
Other, net	4,832	3,784	3,608	—
Income taxes on reorganization items	—	—	—	181,734
Income taxes attributable to fair value adjustments	—	—	—	888,455
Income tax expense from continuing operations	$22,323	$278,699	$95,965	$1,070,189

Effective tax rate	(7.5)%	37.6%	37.1%	12.9%

Schedule of Unrecognized Tax Benefits Roll Forward
The following summarizes the changes in the Company’s liability for unrecognized tax benefits during 2013, 2014 and 2015 (in thousands):

Liability at December 30, 2012	$23,582
Gross increase as a result of tax positions related to a prior period	642
Gross increase as a result of tax positions related to the current period	7,009
Decreases related to settlements with taxing authorities	(9,689)
Liability at December 29, 2013	$21,544
Gross increase as a result of tax positions related to a prior period	913
Decrease related to statute of limitations expirations	(3,605)
Liability at December 28, 2014	$18,852
Gross increase as a result of tax positions related to a prior period	12,573
Gross increase as a result of tax positions related to the current period	3,841
Decrease related to statute of limitations expirations	(1,634)
Liability at December 31, 2015	$33,632

Schedule of Components of Income Tax Expense (Benefit)
Components of income tax expense from continuing operations were as follows (in thousands):

	Successor			Predecessor
	2015	2014	2013	December 31, 2012
Current:
U.S. federal	$145,034	$382,727	$97,914	$(7,246)
State and local	17,364	77,179	20,308	1,047
Sub‑total	162,398	459,906	118,222	(6,199)
Deferred:
U.S. federal	(119,813)	(136,869)	(18,727)	918,604
State and local	(20,262)	(44,338)	(3,530)	157,784
Sub‑total	(140,075)	(181,207)	(22,257)	1,076,388
Total income tax expense from continuing operations	$22,323	$278,699	$95,965	$1,070,189

Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company’s net deferred tax assets and liabilities were as follows (in thousands):

	December 31, 2015	December 28, 2014
Deferred tax assets:
Broadcast rights	$86,451	$71,407
Postretirement benefits other than pensions	3,933	5,570
Stock-based compensation and other employee benefits	17,721	13,447
Pensions	180,368	185,514
Other accrued liabilities	18,904	21,923
Other future deductible items	18,132	14,451
Net operating loss carryforwards	11,072	12,327
Accounts receivable	3,102	2,671
	339,683	327,310
Valuation allowance on net operating loss carryforwards	(2,909)	(7,557)
Total deferred tax assets	$336,774	$319,753

Deferred tax liabilities:
Net intangible assets	$669,056	$668,450
Investments	418,908	442,554
Deferred gain on partnership contributions	164,322	283,950
Net properties	61,304	49,122
Other	5,807	2,216
Total deferred tax liabilities	1,319,397	1,446,292
Net deferred tax liabilities	$982,623	$1,126,539